Right-of-use assets	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Right-of-use assets	Right-of-use assets

Leased properties
As at December 31, 2024
Carrying amount	$1,463,566
As at December 31, 2025
Carrying amount	$2,875,107
For the year ended December 31, 2024
Depreciation charge	$2,489,615
Gain on early termination of lease	(104,493)
For the year ended December 31, 2025
Depreciation charge	$1,215,689

	2025	2024
Total cash outflow for leases	$1,329,298	$2,541,362
Additions to right-of-use assets	2,557,828	1,114,252
For current year, the Group leased various offices for its operations. Lease contracts are entered into for fixed term of two to three years. Lease terms are negotiated on an individual basis and contain different terms and conditions. In determining the lease term and assessing the length of the non-cancellable period, the Group applies the definition of a contract and determines the period for which the contract is enforceable.
Lease liabilities

	2025	2024
Lease liabilities payable:
Within one year	$1,297,001	$1,116,827
Within a period of more than one year but not exceeding two years	915,552	457,711
Within a period of more than two years but not exceeding five years	758,642	39,367
	2,971,195	1,613,905
Less: Amount due for settlement with 12 months shown under current liabilities	(1,297,001)	(1,116,827)
Amount due for settlement after 12 months shown under non-current liabilities	$1,674,194	$497,078
The weighted average incremental borrowing rates applied to lease liabilities was 3.25% (2024: 4.74%).